Non-financial assets and liabilities (Details 6) - Actuarial Assumption Of Expected Rates Of Salary Increase [Member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
One Percentage Point Increase [Member]
IfrsStatementLineItems [Line Items]
Effect on the benefit obligation	$ 982,285	$ 1,084,266
One Percentage Point Decrease [Member]
IfrsStatementLineItems [Line Items]
Effect on the benefit obligation	$ (860,763)	$ (948,088)